Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2016
Registrant Name	Bridge Builder Trust
Central Index Key	0001567101
Amendment Flag	false
Document Creation Date	Oct. 27, 2016
Document Effective Date	Oct. 28, 2016
Prospectus Date	Oct. 28, 2016
Bridge Builder Transition Fund | Bridge Builder Transition Fund
Prospectus:
Trading Symbol	BBBBX